Goodwill	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Goodwill
14.	GOODWILL

	UNITED STATES DOLLAR
	2017	2016
Balance at beginning of the year	317.8	295.3
Impairment	(277.8)	—
Translation adjustment	36.6	22.5

Balance at end of the year	76.6	317.8

The goodwill arose on the acquisition of South Deep and was attributable to the upside potential of the asset, synergies, deferred tax and the gold multiple.

The total goodwill is allocated to South Deep, the cash-generating unit (“CGU”), where it is tested for impairment. At 31 December 2017, the Group recognised an impairment of R3,495.0 million (US$277.8 million) at South Deep. Refer note 6 for further details.

In line with the accounting policy, the recoverable amount was determined with reference to “fair value less costs of disposal” (“FVLCOD”). Management’s estimates and assumptions used in the 31 December 2017 FVLCOD calculation include:

• Long-term gold price of R525,000 per kilogram (US$1,300 per ounce) for the life-of-mine of 78 years (2016: R600,000 per kilogram (US$1,300 per ounce) for the life-of-mine of 79 years);
• A nominal discount rate of 13.5% (2016: 13.5%);

•   Fair value of US$17 per resource ounce (2016: US$60.0 per resource ounce), used for resource with infrastructure to calculate the expected cash flows associated with value beyond proved and probable reserves;

• Resource ounce of 29.0 million (2016: 26.0 million) ounces; and
• The annual life-of-mine plan takes into account the following:
• proved and probable ore reserves of South Deep;
• cash flows are based on the life-of-mine plan which exceeds a period of five years; and
• capital expenditure estimates over the life-of-mine plan.

Following the impairment loss recognised, the recoverable amount was equal to the carrying value of the South Deep CGU. Therefore, any adverse movement in a key assumption would lead to a further impairment.

Refer accounting policies on pages 138 to 139 for further discussion on the significant judgements and estimates associated with assessing the carrying value of property, plant and equipment and goodwill.